Summary of Maturity Analysis of Lease Payments (Detail) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	$ 284,355
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	182,139
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	$ 102,216